Financial Instruments - Schedule of indebtedness index for the reporting period (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	[1]
Schedule of indebtedness index for the reporting period [Line Items]
Total assets	$ 472,499	$ 442,526	[1]	$ 450,331
Indebtedness Index
Schedule of indebtedness index for the reporting period [Line Items]
Total assets	472,499	442,526
Total liabilities	$ 473,235	$ 479,660
Liabilities to assets ratio	1.00	1.08

[1]	Refer to Note 4. Independent Investigation and Restatement